FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - Level 3 $ in Billions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.14	0.16
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1.12	1.43
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.85	0.98
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0412	0.0434
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0412	0.0434
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 1.7	$ 2.8
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.30	0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1	1.01
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.97	0.99
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0200	0.0175
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0200	0.0800
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0200	0.0436
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0145	0.0028
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.1350	0.1544
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0322	0.0241
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0115	0.0115
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0196	0.0197
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0144	0.0153
Debt issued designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value	$ 10.5	$ 14.2
Other financial liabilities designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value	$ 0.7	$ 0.8
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0023	0.0024
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0175	0.0175
Derivative financial instruments: Interest rate contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 0.5	$ 0.5
Financial liabilities measured at fair value	$ 0.1	$ 0.3
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0075	0.0065
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0143	0.0081
Derivative financial instruments: Credit derivative contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 0.3	$ 0.2
Financial liabilities measured at fair value	$ 0.3	$ 0.3
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.03	0.02
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	2.77	1.36
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0009	0.0001
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0565	0.0583
Derivative financial instruments: Equity / index contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 0.7	$ 0.4
Financial liabilities measured at fair value	$ 1.2	$ 1.5
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0	0
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.20	0.11
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.04	0.04
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1.20	0.98
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	(0.29)	(0.29)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.84	0.76
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	(0.25)	(0.25)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1	1
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 0.8	$ 0.9
Financial liabilities measured at fair value	$ 0.0	$ 0.0
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.14	0.16
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1.12	1.43
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.85	0.98
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0412	0.0434
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0412	0.0434
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 1.7	$ 2.8
Financial liabilities measured at fair value	$ 0.0	$ 0.0
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.30	0
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1	1.01
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.97	0.99
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0200	0.0175
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0200	0.0800
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0200	0.0436
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0145	0.0028
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.1350	0.1544
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0322	0.0241
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 1.3	$ 1.6
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0115	0.0115
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0196	0.0197
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0144	0.0153
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 0.3	$ 0.1
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	0.9	0.8
Financial liabilities measured at fair value	0.1	0.1
UBS AG | Debt issued designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value	9.2	11.9
UBS AG | Other financial liabilities designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value	$ 2.0	$ 3.2
UBS AG | Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0023	0.0024
UBS AG | Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0175	0.0175
UBS AG | Derivative financial instruments: Interest rate contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 0.5	$ 0.5
Financial liabilities measured at fair value	$ 0.1	$ 0.3
UBS AG | Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0075	0.0065
UBS AG | Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0143	0.0081
UBS AG | Derivative financial instruments: Credit derivative contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 0.3	$ 0.2
Financial liabilities measured at fair value	$ 0.3	$ 0.3
UBS AG | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.03	0.02
UBS AG | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	2.77	1.36
UBS AG | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0009	0.0001
UBS AG | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0565	0.0583
UBS AG | Derivative financial instruments: Equity / index contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 0.7	$ 0.4
Financial liabilities measured at fair value	$ 1.2	$ 1.5
UBS AG | Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0	0
UBS AG | Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.20	0.11
UBS AG | Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.04	0.04
UBS AG | Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1.20	0.98
UBS AG | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	(0.29)	(0.29)
UBS AG | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.84	0.76
UBS AG | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	(0.25)	(0.25)
UBS AG | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1	1